Summary of Segment Results (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 494,660	¥ 3,401,037		¥ 3,392,705	¥ 3,641,774
Cost	357,235	2,456,166		2,634,295	2,929,638
Gross profit (loss)	137,425	944,871		758,410	712,136
Operating income (expenses)
Revenues	494,660	3,401,037		3,392,705	3,641,774
Operating income	731	5,027		5,439	6,783
Group consolidated revenue	494,660	3,401,037		3,392,705	3,641,774
Cost	357,235	2,456,166		2,634,295	2,929,638
Gross profit (loss)	137,425	944,871		758,410	712,136
Sales and marketing expenses	25,042	172,176		256,682	352,926
Research and development expenses	13,397	92,109		149,143	149,337
General and administrative expenses	67,288	462,637		519,950	639,648
(Allowance) reversal for doubtful debt	(87)	(598)		37,427	117,564
Changes in the fair value of contingent purchase consideration payables	(2,022)	(13,905)		937	(93,307)
Impairment of goodwill		0		766,440	0
Impairment of long-lived assets				401,808	392,947
Operating profit (loss)	34,538	237,479		(1,368,538)	(840,196)
Hosting and Related Services
Operating income (expenses)
Impairment of goodwill | $	0		$ 0
Operating Segments | Hosting and Related Services
Segment Reporting Information [Line Items]
Revenues	494,660	3,401,037		2,975,178	2,668,655
Cost	(357,235)	(2,456,166)		(2,130,279)	(1,936,658)
Gross profit (loss)	137,425	944,871		844,899	731,997
Operating income (expenses)
Revenues	494,660	3,401,037		2,975,178	2,668,655
Operating income	731	5,027		5,439	6,783
Cost	(357,235)	(2,456,166)		(2,130,279)	(1,936,658)
Gross profit (loss)	137,425	944,871		844,899	731,997
Sales and marketing expenses	(25,042)	(172,176)		(171,761)	(144,335)
Research and development expenses	(13,397)	(92,109)		(97,597)	(87,227)
General and administrative expenses	(67,288)	(462,637)		(417,154)	(404,181)
(Allowance) reversal for doubtful debt	87	598		(6,257)	(78,330)
Changes in the fair value of contingent purchase consideration payables	2,022	13,905		(937)	19,394
Operating profit (loss)	$ 34,538	¥ 237,479		156,632	44,101
Operating Segments | Managed Network Services
Segment Reporting Information [Line Items]
Revenues				417,527	973,119
Cost				(504,016)	(992,980)
Gross profit (loss)				(86,489)	(19,861)
Operating income (expenses)
Revenues				417,527	973,119
Cost				(504,016)	(992,980)
Gross profit (loss)				(86,489)	(19,861)
Sales and marketing expenses				(84,921)	(208,591)
Research and development expenses				(51,546)	(62,110)
General and administrative expenses				(102,796)	(235,467)
(Allowance) reversal for doubtful debt				(31,170)	(39,234)
Changes in the fair value of contingent purchase consideration payables					73,913
Impairment of goodwill				(766,440)
Impairment of long-lived assets				(401,808)	(392,947)
Operating profit (loss)				¥ (1,525,170)	¥ (884,297)